Leases - Schedule of ROU Assets and Related Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Schedule of ROU Assets and Related Lease Liabilities [Abstract]
Operating lease ROU assets	¥ 26,183		$ 3,859	¥ 33,589
Current operating lease liabilities	12,217		1,801	15,308
Non-current operating lease liabilities	11,628		$ 1,714	15,463
Total operating lease liabilities	¥ 23,845			¥ 30,771
Weighted average lease term:
Operating leases	2 years 5 months 8 days		2 years 5 months 8 days	2 years 7 months 28 days
Weighted average discount rate:
Operating leases	2.92%		2.92%	2.88%
Operating lease expense	¥ 5,723	¥ 12,008
Short term lease expense	2,091	1,998
Total	¥ 7,814	¥ 14,006